Expense Example - Nuveen Green Bond Fund	Mar. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 450
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,502
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	911
Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	982
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	803
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	$ 1,100